Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share

Note 2 – Earnings Per Share

Basic earnings per common share are computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the effect of the issuance of potential common shares that are dilutive and by the sum of the weighted-average number of shares of common stock outstanding. All shares owned by the Company’s 401(k) Employee Stock Ownership Plan (KSOP) are included in the earnings per share calculations.

The reconciliation of the components of the basic and diluted earnings per share is as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2019	2018	2019	2018
Net earnings available to common shareholders	$2,720	$2,265	$5,369	$4,524
Weighted average common shares outstanding	5,703,463	5,124,140	5,701,062	5,117,956
Dilutive effect of stock options	91,225	84,384	92,491	87,605
Diluted common shares	5,794,688	5,208,524	5,793,553	5,205,561
Basic earnings per common share	$0.48	$0.44	$0.94	$0.88
Diluted earnings per common share	$0.47	$0.43	$0.93	$0.87